Pay vs Performance Disclosure - USD ($)	1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2024	Mar. 20, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Year	SCT Total for PEO (Scott)	SCT Total for PEO (Berg)	SCT Total for PEO (Kast)	SCT Total for PEO (Mushinski)	CAP to PEO (Scott)	CAP to PEO (Berg)	CAP to PEO (Kast)	CAP to PEO (Mushinski)	SCT Total for Non- PEO NEOs	CAP to Non- PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss (dollars in thousands)
(a)	(b)	(b)	(b)	(b)	(c)	(c)	(c)	(c)	(d)	(e)	(f)	(g)
2024	$—	$70,359	$410,250	$400,333	$—	$6,765	$410,250	$400,333	$358,983	$362,066	$140.84	$(18,451)
2023	$—	$357,320	$—	$—	$—	$330,106	$—	$—	$348,791	$331,787	$66.79	$(8,996)
2022	$1,138,805	$219,486	$—	$—	$416,253	$202,569	$—	$—	$356,743	$258,872	$30.71	$(9,426)

1.	Randall J. Scott was the Company’s PEO through November 1, 2022. Mr. Berg was appointed the PEO on November 1, 2022, and served in that role until March 20, 2024. Ms. Kast served as the Company’s interim PEO during the period between Mr. Berg’s departure and Mr. Mushinski’s appointment. Mr. Mushinski was appointed as PEO on May 1, 2024. The following table contains a reconciliation of the amounts reflected in the SCT for each of Messrs. Scott, Berg and Mushinksi and Ms. Kast for each year covered in the PvP Table (as reported in column (b) above) as compared to the CAP to each of Messrs. Scott, Berg and Mushinksi and Ms. Kast for each such covered year (as reported in column (c) above).

	Mr. Scott	Mr. Berg			Ms. Kast	Mr. Mushinski
	2022	2022	2023	2024	2024	2024
SCT totals for PEOs for the covered year	$1,138,805	$219,486	$357,320	$70,359	$410,250	$400,333
Less: Stock awards as reported in the SCT for the covered year	$(682,490)	$(107,725)	$—	$—	$—	$—
Plus: Fair value of stock awards granted during the covered fiscal year - valued at year-end	$179,119	$90,808	$—	$—	$—	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that vested during the covered year	$(219,182)	$—	$(6,343)	$—	$—	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that were unvested at the end of covered year	$—	$—	$(20,871)	$(63,594)	$—	$—
Compensation Actually Paid to the PEOs for the covered year	$416,253	$202,569	$330,106	$6,765	$410,250	$400,333

2.	The following table contains a reconciliation of the amounts reflected in the SCT for the Company’s non-PEO NEOs for each year covered in the PvP Table above (as reported in column (d) above) as compared to the CAP to the non-PEO NEO for each such covered year (as reported in column (e) above). The Company’s non-PEO NEOs whose compensation is used to calculate the amounts in the PvP Table above are Mr. Rich for fiscal years 2022, 2023 and 2024 and Ms. Kast and Mr. Pickarts for fiscal year 2024.

	2022	2023	2024
SCT total for non-PEO NEO for the covered year	$356,743	$348,791	$358,983
Less: Stock awards as reported in the SCT for the covered year	$(142,315)	$(43,791)
Plus: Fair value of stock awards granted during the fiscal year that were unvested at the end of the fiscal year	$44,315	$12,423	$—
Plus: Fair value of stock awards granted during the fiscal year that vested in the fiscal year	$—	$32,663	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that vested during the covered year	$—	$(5,320)	$953
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that were unvested at the end of covered year	$—	$(12,979)	$2130
Compensation Actually Paid to the non-PEO NEO for the covered year	$258,872	$331,787	$362,066

Named Executive Officers, Footnote				1.Randall J. Scott was the Company’s PEO through November 1, 2022. Mr. Berg was appointed the PEO on November 1, 2022, and served in that role until March 20, 2024. Ms. Kast served as the Company’s interim PEO during the period between Mr. Berg’s departure and Mr. Mushinski’s appointment. Mr. Mushinski was appointed as PEO on May 1, 2024.The Company’s non-PEO NEOs whose compensation is used to calculate the amounts in the PvP Table above are Mr. Rich for fiscal years 2022, 2023 and 2024 and Ms. Kast and Mr. Pickarts for fiscal year 2024.
Adjustment To PEO Compensation, Footnote	The following table contains a reconciliation of the amounts reflected in the SCT for each of Messrs. Scott, Berg and Mushinksi and Ms. Kast for each year covered in the PvP Table (as reported in column (b) above) as compared to the CAP to each of Messrs. Scott, Berg and Mushinksi and Ms. Kast for each such covered year (as reported in column (c) above).
	Mr. Scott	Mr. Berg			Ms. Kast	Mr. Mushinski
	2022	2022	2023	2024	2024	2024
SCT totals for PEOs for the covered year	$1,138,805	$219,486	$357,320	$70,359	$410,250	$400,333
Less: Stock awards as reported in the SCT for the covered year	$(682,490)	$(107,725)	$—	$—	$—	$—
Plus: Fair value of stock awards granted during the covered fiscal year - valued at year-end	$179,119	$90,808	$—	$—	$—	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that vested during the covered year	$(219,182)	$—	$(6,343)	$—	$—	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that were unvested at the end of covered year	$—	$—	$(20,871)	$(63,594)	$—	$—
Compensation Actually Paid to the PEOs for the covered year	$416,253	$202,569	$330,106	$6,765	$410,250	$400,333

Non-PEO NEO Average Total Compensation Amount				$ 358,983	$ 348,791	$ 356,743
Non-PEO NEO Average Compensation Actually Paid Amount				$ 362,066	331,787	258,872
Adjustment to Non-PEO NEO Compensation Footnote
2.	The following table contains a reconciliation of the amounts reflected in the SCT for the Company’s non-PEO NEOs for each year covered in the PvP Table above (as reported in column (d) above) as compared to the CAP to the non-PEO NEO for each such covered year (as reported in column (e) above). The Company’s non-PEO NEOs whose compensation is used to calculate the amounts in the PvP Table above are Mr. Rich for fiscal years 2022, 2023 and 2024 and Ms. Kast and Mr. Pickarts for fiscal year 2024.
	2022	2023	2024
SCT total for non-PEO NEO for the covered year	$356,743	$348,791	$358,983
Less: Stock awards as reported in the SCT for the covered year	$(142,315)	$(43,791)
Plus: Fair value of stock awards granted during the fiscal year that were unvested at the end of the fiscal year	$44,315	$12,423	$—
Plus: Fair value of stock awards granted during the fiscal year that vested in the fiscal year	$—	$32,663	$—
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that vested during the covered year	$—	$(5,320)	$953
Plus (Minus): Change in fair value of stock awards granted in a prior fiscal year that were unvested at the end of covered year	$—	$(12,979)	$2130
Compensation Actually Paid to the non-PEO NEO for the covered year	$258,872	$331,787	$362,066

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount				$ 140.84	66.79	30.71
Net Income (Loss)				(18,451,000)	(8,996,000)	(9,426,000)
PEO Name	Ms. Kast	Mr. Berg	Mr. Mushinski
Mr. Scott [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,138,805
PEO Actually Paid Compensation Amount						416,253
Mr. Berg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				70,359	357,320	219,486
PEO Actually Paid Compensation Amount				6,765	330,106	202,569
Ms. Kast [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				410,250
PEO Actually Paid Compensation Amount				410,250
Mr. Mushinski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				400,333
PEO Actually Paid Compensation Amount				400,333
PEO | Mr. Scott [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(682,490)
PEO | Mr. Scott [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						179,119
PEO | Mr. Scott [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Scott [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(219,182)
PEO | Mr. Berg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(107,725)
PEO | Mr. Berg [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						90,808
PEO | Mr. Berg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(63,594)	(20,871)
PEO | Mr. Berg [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,343)
PEO | Ms. Kast [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Kast [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Kast [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Kast [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Mushinski [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Mushinski [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Mushinski [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Mushinski [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(43,791)	(142,315)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,423	44,315
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,130	(12,979)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					32,663
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 953	$ (5,320)